First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
March 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 2.7%
$7,000,000	U.S. Treasury Note	0.88%	06/30/26	$6,950,827
	(Cost $6,942,764)
U.S. TREASURY BILLS — 45.3%
25,000,000	U.S. Treasury Bill	(a)	04/16/26	24,962,281
30,000,000	U.S. Treasury Bill	(a)	04/30/26	29,912,404
15,000,000	U.S. Treasury Bill	(a)	05/14/26	14,934,923
20,000,000	U.S. Treasury Bill	(a)	06/02/26	19,875,770
25,000,000	U.S. Treasury Bill	(a)	06/16/26	24,810,337
	Total U.S. Treasury Bills			114,495,715
	(Cost $114,497,306)

Shares	Description	Value
MONEY MARKET FUNDS — 55.1%
69,682,840	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	69,682,840
69,682,840	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (b)	69,682,840
	Total Money Market Funds	139,365,680
	(Cost $139,365,680)

	Total Investments — 103.1%	260,812,222
	(Cost $260,805,750)
	Net Other Assets and Liabilities — (3.1)%	(7,917,778)
	Net Assets — 100.0%	$252,894,444
Futures Contracts at March 31, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Australian Dollar Currency Futures	142	Jun-2026	$9,773,150	$(313,976)
Brazilian Real Currency Futures	1,048	Apr-2026	20,058,720	215,470
Brent Crude Oil Futures	113	Apr-2026	11,748,610	912,562
Cattle Feeder Futures	85	Apr-2026	15,687,813	606,436
CBOE Volatility Index Futures	455	Jun-2026	11,039,529	(277,622)
FTSE 100 Index Futures	37	Jun-2026	4,994,745	14,989
FTSE MIB Index Futures	10	Jun-2026	2,518,378	(27,387)
Gasoline RBOB Futures	119	Apr-2026	16,013,092	2,626,576
Gold 100 Oz. Futures	25	Jun-2026	11,696,500	46,318
IBEX 35 Index Futures	27	Apr-2026	5,294,922	(61,539)
Lean Hogs Futures	33	Jun-2026	1,386,660	(41,020)
Live Cattle Futures	31	Jun-2026	3,016,610	176,578
LME Aluminium Futures	264	Jun-2026	22,982,124	1,323,735
LME Zinc Futures	106	Jun-2026	8,593,950	(37,041)
Long Gilt Futures	20	Jun-2026	2,323,962	(143,036)
Low Sulphur Gasoil “G” Futures	86	May-2026	10,657,550	601,787
Mexican Peso Currency Futures	501	Jun-2026	13,867,680	(203,234)
MSCI EAFE Index Futures	5	Jun-2026	725,275	(369)
MSCI EMGMKT Index Futures	67	Jun-2026	4,872,910	(55,681)
NIKKEI 225 (OSE) Futures	22	Jun-2026	7,091,900	(310,838)
NY Harbor ULSD Futures	56	Apr-2026	9,675,658	1,361,381

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Futures Contracts at March 31, 2026 (Continued):
Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
OMXS 30 Index Futures	257	Apr-2026	$7,927,197	$(252,008)
Russell 2000 E-mini Futures	13	Jun-2026	1,632,930	(996)
S&P TSX 60 IX Futures	40	Jun-2026	10,971,461	46,508
Silver Futures	14	May-2026	5,244,330	(437,727)
Soybean Futures	120	May-2026	7,026,000	34,820
Soybean Meal Futures	258	May-2026	8,163,120	(83,252)
Soybean Oil Futures	527	May-2026	21,779,856	1,305,097
TOPIX Index Futures	21	Jun-2026	4,636,527	(102,993)
			$261,401,159	$6,923,538

Futures Contracts Short
3 Month SOFR Futures	19	Sep-2027	$(4,581,138)	$12,400
CAC 40® 10 Euro Index Futures	13	Apr-2026	(1,175,794)	671
Canola Futures	398	May-2026	(4,187,426)	(29,374)
CBOE Volatility Index Futures	312	May-2026	(7,616,544)	48,666
Cocoa Futures	476	Jul-2026	(16,026,920)	(789,974)
Coffee “C” Futures	26	May-2026	(2,908,913)	(88,357)
Copper Futures	45	May-2026	(6,315,750)	(108,650)
Corn Futures	168	May-2026	(3,845,100)	(74,757)
Cotton No. 2 Futures	705	Jul-2026	(25,425,825)	18,955
DAX MINI Index Futures	29	Jun-2026	(3,827,460)	76,562
DJIA Mini E-CBOT Futures	6	Jun-2026	(1,397,460)	2,915
Euro FX Currency Futures	41	Jun-2026	(5,937,569)	5,331
Euro-BOBL Futures	96	Jun-2026	(12,808,359)	60,001
Euro-Bund Futures	70	Jun-2026	(10,145,291)	37,024
Euro-Schatz Futures	418	Jun-2026	(51,092,861)	489,338
Japan 10-Year Bond Futures	57	Jun-2026	(46,801,739)	447,546
Japanese Yen Currency Futures	341	Jun-2026	(26,998,675)	172,618
Kansas City Hard Red Winter Wheat Futures	239	May-2026	(7,594,225)	(284,546)
LME Lead Futures	521	Jun-2026	(24,706,862)	804,604
LME Nickel Futures	26	Jun-2026	(2,665,414)	24,402
Nasdaq 100 E-Mini Futures	22	Jun-2026	(10,522,600)	157,417
Natural Gas Futures	263	Apr-2026	(7,584,920)	229,589
New Zealand Dollar Currency Futures	44	Jun-2026	(2,531,320)	20,033
S&P 500 E-Mini Futures	25	Jun-2026	(8,213,437)	(21,523)
Sugar #11 (World) Futures	801	Apr-2026	(13,923,302)	(1,415,518)
Swiss Franc Currency Futures	48	Jun-2026	(7,558,800)	220,778
TTF Natural Gas Futures	110	May-2026	(4,642,825)	296,910
U.S. 2-Year Treasury Notes	218	Jun-2026	(45,223,078)	17,659
U.S. 5-Year Treasury Notes	82	Jun-2026	(8,870,734)	12,295
Ultra U.S. Treasury Bond Futures	32	Jun-2026	(3,730,000)	(17,156)
Wheat Futures	187	May-2026	(5,761,938)	(454,801)
WTI Crude Futures	151	May-2026	(14,067,160)	(99,810)
			$(398,689,439)	$(228,752)
		Total	$(137,288,280)	$6,694,786

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Consolidated Portfolio of Investments:
SOFR	– Secured Overnight Financing Rate

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$6,950,827	$—	$6,950,827	$—
U.S. Treasury Bills	114,495,715	—	114,495,715	—
Money Market Funds	139,365,680	139,365,680	—	—
Total Investments	260,812,222	139,365,680	121,446,542	—
Futures Contracts	12,427,971	12,427,971	—	—
Total	$273,240,193	$151,793,651	$121,446,542	$—

LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(5,733,185)	$(5,733,185)	$—	$—